Parent Company Only Condensed Financial Information (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	¥ (7,911,768)	$ (1,150,719)	¥ (4,574,719)	¥ (2,201,564)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of trading securities			1,340,911	3,118,559
Purchase of held for trading securities			(1,337,413)	(2,346,261)
Acquisitions of equity investees	(110,900)	(16,130)	(52,500)
Net cash used in investing activities	(7,940,843)	(1,154,949)	(1,190,273)	117,843
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	42,251	6,145	6,207
Proceeds from issuance of convertible promissory note			312,624
Repayment of convertible promissory note			325,013
Repayment of non-recourse loan	82,863	12,052
Proceeds from issuance of ordinary shares, net of issuance costs	7,531,037	1,095,344
Net cash provided by financing activities	11,603,092	1,687,601	12,867,334	2,292,704
Effects of exchange rate changes on cash and cash equivalents	(56,947)	(8,282)	(168,120)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(4,306,466)	(626,349)	6,934,222
Cash and cash equivalents at beginning of the year	7,505,954
Cash and cash equivalents at end of the year	3,133,847	455,799	7,505,954
Parent
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	3,917,654	569,799	(4,920,905)	(2,540,639)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of trading securities	0	0	1,340,911	3,118,559
Purchase of held for trading securities	0	0	(1,337,413)	(2,346,261)
Acquisitions of equity investees	(11,693,144)	(1,700,697)	(6,223,178)	(669,433)
Net cash used in investing activities	(11,693,144)	(1,700,697)	(6,219,680)	102,865
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	42,251	6,145	6,207	0
Repurchase of restricted shares	(7,490)	(1,089)	0	0
Proceeds from issuance of convertible promissory note	0	0	312,624	0
Repayment of convertible promissory note	0	0	325,013	0
Repayment of non-recourse loan	82,863	12,052	0	0
Proceeds from issuance of ordinary shares, net of issuance costs	7,566,470	1,100,497	0	0
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	78,651	11,439	11,093,377	2,260,444
Net cash provided by financing activities	7,762,745	1,129,044	11,087,195	2,260,444
Effects of exchange rate changes on cash and cash equivalents	6,654	969	(3,031)	(7,323)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(6,091)	(885)	(56,421)	(184,653)
Cash and cash equivalents at beginning of the year	23,270	3,384	79,691	264,344
Cash and cash equivalents at end of the year	¥ 17,179	$ 2,499	¥ 23,270	¥ 79,691